Note 12 - Stock Options and Warrants Outstanding (Details) (USD $)	3 Months Ended	12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2011	Dec. 31, 2013 Exercise Price A [Member]	Mar. 31, 2014 Exercise Price A [Member]	Nov. 20, 2013 Exercise Price A [Member] Reduced From [Member]	Nov. 20, 2013 Exercise Price A [Member] Reduced To [Member]	Dec. 31, 2013 Exercise Price B [Member]	Mar. 31, 2014 Exercise Price B [Member]	Nov. 20, 2013 Exercise Price B [Member] Reduced From [Member]	Nov. 20, 2013 Exercise Price B [Member] Reduced To [Member]	Dec. 31, 2013 For Consulting Services Exercisable $0.05 - $0.50 [Member]	Dec. 31, 2013 For Consulting Services Exercisable at $0.05 [Member]	Dec. 31, 2013 For Consulting Services Exercisable at $0.50 [Member]	Dec. 31, 2013 Employee Stock Option [Member] Minimum [Member]	Dec. 31, 2013 Employee Stock Option [Member] Maximum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Note 12 - Stock Options and Warrants Outstanding (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)					20,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	1,000,000	3,425,000	2,875,000											3,425,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in Dollars per share)	$ 0.02														$ 0.02	$ 0.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value (in Dollars)	$ 17,000	$ 86,066
Fair Value Inputs, Discount Rate	0.12%																0.10%	0.18%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	1 day																		10 days	1 year 21 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	199.00%	163.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	285.00%	261.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number (in Shares)		6,249,008
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in Shares)							4,166,005				2,083,003
Class of Warrant or Right, Exercise Price of Warrants or Rights						0.125	0.125	0.25	0.125	0.25	0.25	0.50	0.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	43 days	131 days	1 year 65 days	2 years 164 days															10 days	1 year
Share-Based Compensation Arrangement By Share Based Payment Award Non Option Equity Instruments Exercisable Number (in Shares)						4,166,005				2,083,003